As filed with the Securities and Exchange Commission on November 20, 2007.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-02273

TRANSAMERICA INCOME SHARES, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida			33716
(Address of principal executive offices)			(Zip code)

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2007 – September 30, 2007

Item 1: Report(s) to Shareholders.

TRANSAMERICA INCOME SHARES, INC.

Semi-Annual Report

September 30, 2007

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (8.2%)
U.S. Treasury Note 4.88%, due 06/30/2012†	$2,455	$2,524
4.13%, due 08/31/2012†	2,855	2,843
4.25%, due 11/15/2013	3,125	3,116
4.75%, due 08/15/2017†	2,629	2,664
Total U.S. Government Obligations (cost: $11,033)		11,147
U.S. GOVERNMENT AGENCY OBLIGATIONS (1.4%)
Freddie Mac, Series 2631, Class CE 4.25%, due 10/15/2026	2,000	1,974
Total U.S. Government Agency Obligations (cost: $1,960)		1,974

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (5.1%)
American Tower Trust, Series 2007-1A, Class C - 144A 5.62%, due 04/15/2037	$1,305	$1,246
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class J - 144A 5.69%, due 12/11/2049*	1,550	1,240
Crown Castle Towers LLC, Series 2006-1A, Class C - 144A 5.47%, due 11/15/2036	1,700	1,688
SBA CMBS Trust, Series 2006-1A, Class D - 144A 5.85%, due 11/15/2036	1,212	1,174
SBA CMBS Trust, Series 2006-1A, Class E - 144A 6.17%, due 11/15/2036	540	520
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class H-144A 6.16%, due 10/15/2048*	1,240	1,073
Total Mortgage-Backed Securities (cost: $7,290)		6,941
CORPORATE DEBT SECURITIES (80.4%)
Aerospace (3.8%)
Boeing Co. 8.75%, due 08/15/2021	2,000	2,539
Embraer Overseas, Ltd., Guaranteed Note 6.38%, due 01/24/2017	1,525	1,514
Honeywell International, Inc., Senior Note 5.63%, due 08/01/2012	1,045	1,065

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Agriculture (1.1%)
Michael Foods, Inc. 8.00%, due 11/15/2013	$1,500	$1,500
Air Transportation (4.2%)
Continental Airlines, Inc., Series B 6.90%, due 04/19/2022	2,000	1,895
FedEx Corp. 9.65%, due 06/15/2012	1,000	1,182
Southwest Airlines Co. 6.65%, due 08/01/2022	1,295	1,285
United AirLines, Inc. 6.64%, due 07/02/2022	1,425	1,404
Amusement & Recreation Services (0.7%)
Harrah's Operating Co., Inc. 5.50%, due 07/01/2010	1,000	960
Apparel & Accessory Stores (0.2%)
Claire's Stores, Inc., Senior Note - 144A 10.50%, due 06/01/2017†	350	269
Automotive (0.1%)
General Motors Corp., Senior Note 7.13%, due 07/15/2013†	150	138
Automotive Service Stations (0.8%)
Petro Stopping Centers, LP / Petro Financial Corp. 9.00%, due 02/15/2012	1,000	1,047
Beverages (1.0%)
Brown-Forman Corp. 5.20%, due 04/01/2012	1,400	1,404
Business Credit Institutions (2.1%)
Pemex Finance, Ltd. 9.03%, due 02/15/2011	2,730	2,880

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Business Services (2.2%)
ARAMARK Corp., Senior Note 8.50%, due 02/01/2015	$700	$714
Cardtronics, Inc., Senior Subordinated Note 9.25%, due 08/15/2013	525	503
Omnicom Group, Inc. 5.90%, due 04/15/2016	1,035	1,030
RH Donnelley Corp., Senior Note - 144A 8.88%, due 10/15/2017	800	814
Chemicals & Allied Products (0.8%)
Mosaic Global Holdings, Inc., Senior Note - 144A 7.63%, due 12/01/2016	400	426
Nalco Co. 7.75%, due 11/15/2011	600	612
Commercial Banks (5.3%)
ACE Cash Express, Inc., Senior Note - 144A 10.25%, due 10/01/2014	250	251
HBOS PLC - 144A 6.66%, due 05/21/2037(a)(b)	750	680
HSBC Capital Funding LP - 144A 10.18%, due 06/30/2030(a)(b)	1,500	2,009
ICICI Bank, Ltd., Series A - 144A 6.63%, due 10/03/2012	1,245	1,249
Shinsei Finance Cayman, Ltd. - 144A 6.42%, due 07/20/2016(a)(b)	700	649
Wachovia Capital Trust III 5.80%, due 03/15/2011(a)(b)	1,396	1,387
ZFS Finance USA Trust II - 144A 6.45%, due 12/15/2065(b)	1,030	995

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Communication (2.7%)
Echostar DBS Corp., Senior Note 7.13%, due 02/01/2016	$250	$257
News America Holdings 9.25%, due 02/01/2013	2,985	3,457
Communications Equipment (0.2%)
American Tower Corp., Senior Note - 144A 7.00%, due 10/15/2017	240	241
Department Stores (1.0%)
Neiman-Marcus Group, Inc. (PIK) 9.00%, due 10/15/2015	1,275	1,358
Electric Services (4.8%)
AES Gener SA 7.50%, due 03/25/2014	1,500	1,570
Dominion Resources, Inc. 5.69%, due 05/15/2008	1,900	1,901
Empresa Nacional de Electricidad SA/Chile, Series B 8.50%, due 04/01/2009	1,300	1,358
PSEG Funding Trust I 5.38%, due 11/16/2007	1,700	1,698
Food & Kindred Products (0.2%)
ConAgra Foods, Inc. 9.75%, due 03/01/2021	235	303
Food Stores (1.8%)
Starbucks Corp., Senior Note 6.25%, due 08/15/2017	1,235	1,246
Stater Brothers Holdings, Inc. 8.13%, due 06/15/2012	1,200	1,222

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Gas Production & Distribution (4.5%)
Dynegy Holdings, Inc., Senior Note - 144A 7.75%, due 06/01/2019	$750	$717
Intergas Finance BV - 144A 6.38%, due 05/14/2017	260	251
Kinder Morgan Energy Partners, LP 7.75%, due 03/15/2032	1,500	1,655
MarkWest Energy Partners, LP / MarkWest Energy Finance Corp., Senior Note 8.50%, due 07/15/2016	200	197
Sempra Energy 7.95%, due 03/01/2010	1,400	1,482
Southern Union Co., Senior Note 6.15%, due 08/16/2008	1,800	1,806
Holding & Other Investment Offices (3.0%)
Healthcare Realty Trust, Inc. REIT, Senior Note 8.13%, due 05/01/2011	1,350	1,446
Hospitality Properties Trust REIT 6.30%, due 06/15/2016	1,968	1,931
Susser Holdings LLC, Senior Note 10.63%, due 12/15/2013	704	725

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Hotels & Other Lodging Places (4.5%)
Host Marriott, LP, Senior Note 7.13%, due 11/01/2013	$1,500	$1,511
Las Vegas Sands Corp. 6.38%, due 02/15/2015	800	774
Park Place Entertainment Corp. 7.00%, due 04/15/2013	1,500	1,564
Starwood Hotels & Resorts Worldwide, Inc. 7.88%, due 05/01/2012	1,500	1,601
Wyndham Worldwide Corp. 6.00%, due 12/01/2016	675	654
Industrial Machinery & Equipment (1.3%)
Cummins Engine Co., Inc. 5.65%, due 03/01/2098	2,000	1,509
Polypore, Inc., Senior Subordinated Note 8.75%, due 05/15/2012	250	241
Insurance (3.1%)
Metlife, Inc. 6.40%, due 12/15/2036*	1,395	1,326
Oil Insurance, Ltd. - 144A 7.56%, due 06/30/2011(a)(b)	1,500	1,528
Reinsurance Group of America 6.75%, due 12/15/2065(b)	1,400	1,326
Legal Services (0.2%)
FTI Consulting, Inc., Senior Note 7.75%, due 10/01/2016	300	311
Lumber & Other Building Materials (0.5%)
CRH America, Inc. 5.30%, due 10/15/2013	770	731

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Metal Mining (0.1%)
Freeport-McMoRan Copper & Gold, Inc., Senior Note 8.38%, due 04/01/2017	$125	$137
Mortgage Bankers & Brokers (3.1%)
Countrywide Financial Corp. 6.25%, due 05/15/2016	550	498
Galaxy Entertainment Finance Co., Ltd., Senior Note - 144A 9.88%, due 12/15/2012	500	515
Glencore Funding LLC - 144A 6.00%, due 04/15/2014	1,500	1,477
ILFC E-Capital Trust II - 144A 6.25%, due 12/21/2065(b)	1,000	964
MUFG Capital Finance 1, Ltd. 6.35%, due 07/25/2016(a)(b)	750	713
Motion Pictures (2.9%)
Time Warner, Inc. 9.13%, due 01/15/2013	3,500	4,012
Oil & Gas Extraction (4.5%)
Burlington Resources, Inc. 9.88%, due 06/15/2010	480	538
Chesapeake Energy Corp. 6.88%, due 01/15/2016	1,500	1,500
Gazprom International SA - 144A 7.20%, due 02/01/2020	544	558
Ocean Rig Norway AS - 144A 8.38%, due 07/01/2013	650	663
OPTI Canada, Inc., Senior Note - 144A 8.25%, due 12/15/2014	1,000	1,008
PetroHawk Energy Corp., Senior Note 9.13%, due 07/15/2013	1,000	1,055
Sabine Pass LNG, LP, Senior Secured Note 7.50%, due 11/30/2016	850	837

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Paper & Paper Products (1.6%)
Celulosa Arauco y Constitucion SA 8.63%, due 08/15/2010	$2,000	$2,173
Paperboard Containers & Boxes (0.2%)
Graham Packaging Co., Inc., Senior Subordinated Note 9.88%, due 10/15/2014†	325	322
Personal Credit Institutions (1.5%)
Erac USA Finance Company - 144A 6.80%, due 02/15/2008	2,100	2,106
Petroleum Refining (0.5%)
Enterprise Products Operating, LP 8.38%, due 08/01/2066(b)	600	617
Primary Metal Industries (0.6%)
PNA Group, Inc., Senior Note 10.75%, due 09/01/2016	375	383
Texas Industries, Inc., Senior Note 7.25%, due 07/15/2013	500	499
Radio & Television Broadcasting (1.1%)
AMFM, Inc., Senior Note 8.00%, due 11/01/2008	1,415	1,438
Railroads (2.0%)
CSX Corp. 6.75%, due 03/15/2011	1,500	1,558
Norfolk Southern Corp. 6.20%, due 04/15/2009	1,145	1,163
Rubber & Misc. Plastic Products (0.4%)
Titan International, Inc., Series WI, Senior Note 8.00%, due 01/15/2012	600	599

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Savings Institutions (0.7%)
Sovereign Capital Trust VI, Guaranteed Note 7.91%, due 06/13/2036	$875	$923
Security & Commodity Brokers (4.1%)
Ameriprise Financial, Inc. 7.52%, due 06/01/2066(b)	1,005	1,030
Lazard Group, Senior Note 7.13%, due 05/15/2015	1,000	1,010
Mizuho JGB Investment LLC, Series A - 144A 9.87%, due 06/30/2008(a)(b)	2,800	2,874
Western Union Co. (The) 5.93%, due 10/01/2016	685	676
Stone, Clay & Glass Products (1.0%)
Lafarge SA 7.13%, due 07/15/2036	1,300	1,330
Telecommunications (2.1%)
New Cingular Wireless Services, Inc. 8.13%, due 05/01/2012	1,400	1,552
Verizon Global Funding Corp. 7.75%, due 12/01/2030	1,100	1,272
Transportation & Public Utilities (1.8%)
Hertz Corp., Senior Subordinated Note 10.50%, due 01/01/2016	1,000	1,080
TEPPCO Partners LP 7.00%, due 06/01/2067(b)	1,500	1,361
Trucking & Warehousing (0.2%)
St. Acquisition Corp., Senior Note - 144A 12.50%, due 05/15/2017†	400	268

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Water Transportation (1.6%)
Royal Caribbean Cruises, Ltd. 8.75%, due 02/02/2011	$2,000	$2,133
Wholesale Trade Nondurable Goods (0.3%)
Alliance One International, Inc. 11.00%, due 05/15/2012	450	478
Total Corporate Debt Securities (cost: $109,241)		109,618
	Shares	Value
PREFERRED STOCKS (2.1%)
Holding & Other Investment Offices (0.6%)
Tanger Factory Outlet Centers REIT	33,334	$802
Savings Institutions (0.8%)
Indymac Bank FSB - 144A	59,200	1,075
Telecommunications (0.7%)
Centaur Funding Corp. - 144A	852	946
Total Preferred Stocks (cost: $3,007)		2,823
	Principal	Value
SECURITIES LENDING COLLATERAL (5.7%)
Debt (4.8%)
Repurchase Agreements (4.8%)††
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $1,501 on 10/01/2007	$1,500	$1,500
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $5,002 on 10/01/2007	5,000	5,000

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
Investment Companies (0.9%)
Reserve Primary Money Market Fund 1-day yield of 5.38%	1,218,630	$1,219
Total Securities Lending Collateral (cost: $7,719)		7,719
Total Investment Securities (cost: $140,250)#		$140,222

NOTES TO SCHEDULE OF INVESTMENTS:

†  At September 30, 2007, all or a portion of this security is on loan (see Note 1). The value at September 30, 2007 of all securities on loan is $7,559.

*  Floating or variable rate note. Rate is listed as of September 30, 2007.

(a)  The security has a perpetual maturity. The date shown is the next call date.

(b)  Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of September 30, 2007.

‡  Non-income producing.

††  Cash collateral for the Repurchase Agreements, valued at $6,671, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 11/15/2007 - 12/01/2096, respectively.

#  Aggregate cost for federal income tax purposes is $141,330. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,091 and $2,199, respectively. Net unrealized depreciation for tax purposes is $1,108.

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

DEFINITIONS:

144	A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities aggregated $29,474 or 21.6% of the net assets of the Fund.

PIK		Payment In-Kind

REIT		Real Estate Investment Trust

Guaranteed Note		These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities.

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

GRAPHICAL PRESENTATION OF PORTFOLIO HOLDINGS (unaudited)

Bond Credit Quality (Moody's Ratings)

Credit Rating Description

  Aaa  Prime grade obligations. Exceptional financial security and ability to meet senior financial obligations.

  A1  Upper medium grade obligations. Superior ability for repayments of senior short-term debt obligations.

  A2  Upper medium grade obligations. Strong ability for repayments of senior short-term debt obligations.

  A3  Upper medium grade obligations. Acceptable ability for repayments of senior short-term debt obligations.

  B1  Moderate vulnerability to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

  B2  More vulnerable to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

  B3  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Ba1  Moderate vulnerability in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

  Ba2  Vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

  Ba3  More vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

  Baa1  Medium grade obligations. Interest payments and principal security are adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

  Baa2  Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

  Baa3  Medium grade obligations. Interest payments and principal security are not as adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

  Caa1  Highly vulnerable may be in default on their policyholder obligations or there may be present elements of danger with respect to payment of policyholder obligations and claims.

  Caa2  Extremely vulnerable may be in default on their policyholder obligations or there may be present elements of danger with respect to payment of policyholder obligations and claims.

Transamerica Income Shares, Inc.

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees and other Fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at April 1, 2007 and held for the entire period until September 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Transamerica Income Shares, Inc.	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)
Actual	$1,000.00	$970.80	0.77%	$3.79
Hypothetical(b)	1,000.00	1,021.21	0.77	3.89

(a) Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (183 days), and divided by the number of days in the year (366 days).

(b) 5% return per year before expenses.

Transamerica Income Shares, Inc.

STATEMENT OF ASSETS AND LIABILITIES

At September 30, 2007

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $140,250) (including securities loaned of $7,559)	$140,222
Cash	1,987
Receivables:
Investment securities sold	6,456
Interest	2,190
Income from loaned securities	5
150,860
Liabilities:
Investment securities purchased	6,010
Accounts payable and accrued liabilities:
Management and advisory fees	56
Administration fees	2
Dividends to shareholders	695
Payable for collateral for securities on loan	7,719
Other	58
14,540
Net Assets applicable to 6,319 capital shares outstanding, $1.00 par value (authorized 20,000 shares)	$136,320
Net Asset Value Per Share	$21.57
Net Assets Consist Of:
Paid-in capital	$141,184
Undistributed (accumulated) net investment income (loss)	(1,887)
Undistributed (accumulated) net realized gain (loss) from investment securities	(2,949)
Net unrealized appreciation (depreciation) on investment securities	(28)
Net Assets	$136,320

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

STATEMENT OF OPERATIONS

For the period ended September 30, 2007

(all amounts in thousands)

(unaudited)

Investment Income:

Interest	$4,457
Dividends	107
Income from loaned securities — net	15
4,579
Expenses:
Management and advisory fees	346
Transfer agent fees	29
Printing and shareholder reports	23
Custody fees	11
Administration fees	15
Legal fees	36
Audit fees	21
Director fees	36
Other	15
Total expenses	532
Net Investment Income (Loss)	4,047
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	(1,339)
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(3,242)
Net Realized and Unrealized Gain (Loss) on Investment Securities	(4,581)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(534)

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	September 30, 2007 (unaudited)	March 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$4,047	$8,243
Net realized gain (loss) from investment securities	(1,339)	(476)
Change in unrealized appreciation (depreciation) on investment securities	(3,242)	2,702
	(534)	10,469
Distributions To Shareholders:
From net investment income	(4,170)	(8,720)
	(4,170)	(8,720)
Net increase (decrease) in net assets	(4,704)	1,749
Net Assets:
Beginning of period	141,024	139,275
End of period	$136,320	$141,024
Undistributed (accumulated) net investment income (loss)	$(1,887)	$(1,764)

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

FINANCIAL HIGHLIGHTS

For a share outstanding thoughout each period:

	For period ended September 30, 2007		Year Ended March 31,
	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$22.32		$22.04	$23.17	$24.34	$22.97	$23.18
Investment Operations
Net investment income(b)	0.64		1.30	1.13	1.24	1.42	1.62
Net realized and unrealized gain (loss) on Investments	(0.73)		0.36	(0.70)	(0.85)	1.61	0.06
Total from investment operations	(0.09)		1.66	0.43	0.39	3.03	1.68
Distributions to Shareholders
Net investment income	(0.66)		(1.38)	(1.30)	(1.56)	(1.66)	(1.80)
Net realized gains on investments	—		—	(0.10)	—	—	(0.09)
Return of Capital	—		—	(0.16)	—	—	—
Total distributions	(0.66)		(1.38)	(1.56)	(1.56)	(1.66)	(1.89)
Net Asset Value
End of period	$21.57		$22.32	$22.04	$23.17	$24.34	$22.97
Market Value per Share
End of period	$19.84		$21.11	$21.23	$21.74	$24.62	$24.12
Total Return(a)	(2.92	)%(d)	6.32%	4.87%	(5.43)%	9.40%	1.27%
Ratio and Supplemental Data:
Expenses to average net assets	0.77	%(c)	0.77%	0.84%	0.72%	0.69%	0.73%
Net investment income	5.84	%(c)	5.91%	4.95%	5.24%	5.97%	7.25%
Portfolio turnover rate	54	%(d)	68%	95%	59%	90%	76%
Net assets end of the period (in thousands)	$136,320		$141,024	$139,275	$146,380	$153,816	$145,149

The number of shares outstanding at the end of each period was 6,318,771.

(a)  Based on the market price of the Fund's shares and including the reinvestment of dividends and distributions at prices obtained by the Fund's dividend reinvestment plan.

(b)  The net investment income per share data was determined by using average shares outstanding throughout the year.

(c)  Annualized.

(d)  Not annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS

At September 30, 2007

(all amounts in thousands)

(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Income Shares, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end management investment company. The Fund's investment objective is to seek as high a level of current income consistent with prudent investment, with capital appreciation as only a secondary objective.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Securities Valuations: Fund investments traded on an exchange are valued at the last sale price or closing price on the day of valuation on the exchange where the security is principally traded.

Certain debt securities are valued based on a price quotation or other equivalent indication of value supplied by an

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2007

(all amounts in thousands)

(unaudited)

exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Directors.

Cash: The Fund may leave cash overnight in its cash account with the custodian, State Street Bank and Trust ("State Street"). State Street has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at September 30, 2007 was paying an interest rate of 3.06%. On July 2, 2007, Investors Bank and Trust ("IBT") merged into State Street.

Repurchase Agreements:  The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities Lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2007

(all amounts in thousands)

(unaudited)

short-term, interest-bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $6, earned by State Street for its services.

Securities Transactions and Investment Income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend Distributions: Dividend distributions are declared monthly. Capital gains distributions are declared annually. Distributions are generally paid in the month following the ex-date, on or about the fifteenth calendar day. See "Automatic Reinvestment Plan" on page 30 for opportunity to reinvest distributions in shares of the Fund's common stock.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator. Mellon Investor Services, LLC ("Mellon") is the Fund's transfer agent. TFAI and TFS are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of TFAI and TFS.

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2007

(all amounts in thousands)

(unaudited)

Transamerica Investment Management, LLC ("TIM") is both an affiliate of the Fund and a sub-adviser to the Fund.

As of September 30, 2007, an investor owned 7.6% of the outstanding shares of the Fund.

Investment Advisory Fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.50% of ANA

TFAI currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses exceed the following stated limit:

1.50% of the first $30 million of ANA

1.00% of ANA over $30 million

There were no fees waived during the six months ended September 30, 2007.

Administrative Services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

NOTE 3.  SECURITY TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended September 30, 2007 were as follows:

Purchases of securities:
Long-Term	$39,724
U.S. Government	32,710

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2007

(all amounts in thousands)

(unaudited)

Proceeds from maturities and sales of securities:
Long-Term	51,829
U.S. Government	21,895

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, bond premium amortization and dividends payable.

The following capital loss carryforwards are available to offset future realized gains through the periods listed:

Capital Loss Carryforwards	Available through
$49	March 31, 2014

1,561	March 31, 2015

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2007

(all amounts in thousands)

(unaudited)

some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2007

(all amounts in thousands)

(unaudited)

positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on September 28, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AUTOMATIC REINVESTMENT PLAN

Holders of 50 (not in thousands) shares or more of the Fund's common stock are offered the opportunity to reinvest dividends and other distributions in shares of the common stock of the Fund through participation in the Automatic Reinvestment Plan (the "Plan"). Under the Plan, Mellon, as Transfer Agent, automatically invests dividends and other distributions in shares of the Fund's common stock by making purchases in the open market. Plan participants may also deposit cash in amounts (not in thousands) between $25 and $2,500 with Mellon for the purchase of additional shares. Dividends, distributions and cash deposits are invested in, and each participant's account credited with, full and fractional shares.

The price at which Mellon is deemed to have acquired shares for a participant's account is the average price (including brokerage commissions and any other costs of purchase) of all shares purchased by it for all participants in the Plan.

Your dividends and distributions, even though automatically reinvested, continue to be taxable as though received in cash.

Another feature of the Plan is the "Optional Cash Only" feature. You can make additional investments only, without reinvesting your monthly dividend. If you own 50 shares (not in thousands) or more, registered in your name and currently in your Plan account, and desire to periodically send additional contributions (not in thousands) between $25 and $2,500 for investment, you may do so. The shares you own and the new shares acquired through this feature will not participate in automatic reinvestment of dividends and distributions. Rather, the shares you acquire if you participate in the "Optional Cash Only" feature of the Plan will be held for safekeeping in your Plan account. Each investment will be made on or near the next dividend payment date. All other procedures for the purchase and sale of shares described above will apply.

Mellon charges a service fee (not in thousands) of $1.75 for each investment, including both dividend reinvestment and optional cash investment.

Shareholders interested in obtaining a copy of the Plan should contact Mellon:

Mellon Investor Services LLC
Shareholder Investment Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
(800) 454-9575

Transamerica Income Shares, Inc.

RESULTS OF SHAREHOLDER PROXY (unaudited)

Section 270.30e-1 under the Investment Company Act of 1940, as amended, titled "Reports to Stockholders of Management Companies," requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Directors of the Fund solicited a vote by the shareholders for the following items.

At the annual meeting of shareholders held on July 12, 2007, the results of Proposal 1 were as follows:

Proposal 1: To elect ten Directors to the Board of Directors

	For	Withheld
Peter R. Brown	5,214,993.079	127,157.578
Daniel Calabria	5,220,512.308	121,638.349
John K. Carter	5,219,474.055	122,676.602
Janice B. Case	5,221,919.009	120,231.648
Charles C. Harris	5,215,700.457	126,450.200
Leo J. Hill	5,222,802.009	119,348.648
Russell A. Kimball, Jr.	5,222,434.009	119,716.648
Norm R. Nielsen	5,217,647.677	124,502.980
William W. Short, Jr.	5,219,984.860	122,165.797
John W. Waechter	5,229.802.055	112,348.602

At a special meeting of shareholders held on October 30, 2007, the results of Proposal 1 were as follows:

Proposal 1: To elect a new Board of Directors

	For	Withheld
John K. Carter	5,692,660.969	108,120.697
Leo J. Hill	5,694,513.063	106,268.603
Joyce Galpern Norden	5,691,758.097	109,023.569
Neal M. Jewell	5,689,906.364	110,875.302
Russell A. Kimball, Jr.	5,694,313.063	106,468.603
Eugene M. Mannella	5,692,233.097	108,548.569
Norm R. Nielsen	5,694,313.063	106,468.603
Patricia L. Sawyer	5,691,958.097	108,823.569
John W. Waechter	5,695,113.063	105,668.603

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

A description of the Fund's proxy voting policies and procedures is available without charge upon request by calling 1-888-233-4339 (toll free) or can be located on the SEC website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with the complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. Form N-PX is available without charge from the Fund by calling 1-888-233-4339, and can also be located on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third of each fiscal year on Form N-Q, which is available on the SEC's website at www.sec.gov. The Fund 's Form N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

On August 13, 2007, the Fund submitted a CEO annual certification to the NYSE on which the Fund's chief executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE's corporate governance listing standards. In addition, the Fund's report to the SEC on Form N-CSR contains certifications by the Fund's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, relating to, among other things, the quality of the Fund's disclosure controls and procedures and internal control over financial reporting.

Investment Adviser

Transamerica Fund Advisors, Inc.
570 Carillon Parkway
St. Petersburg, FL 33716-1202

Sub-Adviser

Transamerica Investment Management, LLC
11111 Santa Monica Boulevard, Suite 820
Los Angeles, CA 90025

Transfer Agent

Mellon Investor Services LLC
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
1-800-454-9575

For hearing and speech impaired (TDD)
1-800-231-5469

www.mellon-investor.com

Custodian

State Street Corporation
State Street Financial Center
One Lincoln Street
Boston, MA 02111
1-617-786-3000

Listed

New York Stock Exchange
Symbol: TAI
NASDAQ Symbol: XTAIX

Transamerica Income Shares, Inc. is a closed-end management investment company which invests primarily in debt securities. Its objective is to provide a high level of current income.

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrant.

Not applicable for semi-annual reports.

Item 6: Schedule of Investments.

The schedule of investments is included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable for semi-annual reports.

Item 9:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

Not applicable (no change from annual report).

Item 11: Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)          (1)   Not applicable.

(2)          Separate certifications for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)          Not applicable.

(b)         A certification for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA INCOME SHARES, INC.
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: November 20, 2007

By:	/s/ Joseph P. Carusone
Joseph P. Carusone
Principal Financial Officer
Date:	November 20, 2007

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Chief Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Chief Executive Officer and Principal Financial Officer